INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2021
Income Tax Disclosure [Abstract]
The income tax provision (benefit)	The income tax provision (benefit) consisted of the following:
INCOME TAXES

	Year Ended March 31,
	2021	2020
Current portion:
Federal	$—	$—
State	1,600	1,600
	1,600	1,600
Deferred portion:
Federal	(1,931,390)	(1,180,434)
State	(576,868)	(391,865)
	(2,508,258)	(1,572,299)
Change in valuation allowance	2,508,258	1,572,299
Provision for income taxes	$1,600	$1,600

A reconciliation of income taxes provided at the federal statutory	A reconciliation of income taxes provided at the federal statutory rate (21% for fiscal 2021 and 2020) to the actual income tax provision is as follows:
INCOME TAXES (Details 2)

	Year Ended March 31,
	2021	2020
Federal statutory rate	(21)%	(21)%
State tax rate, net of federal benefit	(7)%	(7)%
Permanent differences	—%	—%
Research and development tax credits	(6)%	(3)%
Section 179 assets	—%	—%
Change in valuation allowance	34%	31%
Effective income tax rate	—%	—%

Significant components of the Company’s deferred tax assets and liabilities	Significant components of the Company’s deferred tax assets and liabilities were:
INCOME TAXES (Details 3)

	March 31,
	2021	2020
Net operating loss carryforwards	$3,909,434	$1,965,118
Stock-based compensation expense	554,892	364,989
Property and equipment	(18,039)	6,842
Reserves, accruals & other	(79,878)	(7,181)
Research and development tax credits	646,296	237,716
Total deferred tax assets	5,012,705	2,567,484
Less: valuation allowance	(5,012,705)	(2,567,484)
Deferred tax assets, net	$—	$—